Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37652
Entity Registrant Name	Biodexa Pharmaceuticals PLC
Entity Central Index Key	0001643918
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Country	GB
Entity Address, Postal Zip Code	CF10 4DQ